Stock-Based and Employee Savings Plans - RSU, PBRSU, and Restricted Stock Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Stock Units (RSUs), Performance Shares, And Restricted Stock
Units
Outstanding balance, beginning of period (in shares)	33,875,000
Awarded (in shares)	15,131,000
Vested (in shares)	(17,903,000)
Forfeited (in shares)	(3,141,000)
Outstanding balance, end of period (in shares)	27,962,000	33,875,000
Expected to vest at the end of period (in shares)	25,177,000
Weighted Average Grant-Date Fair Value (per share)
Outstanding balance, beginning of period (in usd per share)	$ 41.14
Awarded (in usd per share)	73.69
Vested (in usd per share)	40.92
Forfeited (in usd per share)	52.56
Outstanding balance, end of period (in usd per share)	$ 57.81	$ 41.14
Performance Shares
Units
Awarded (in shares)	400,000
Weighted Average Grant-Date Fair Value (per share)
Award requisite service period	5 years
Performance Shares | Vesting period 1
Units
Awarded (in shares)	1,600,000	2,900,000
Weighted Average Grant-Date Fair Value (per share)
Award requisite service period	1 year	1 year
Performance Shares | Vesting period 2
Units
Awarded (in shares)	800,000	1,300,000
Weighted Average Grant-Date Fair Value (per share)
Award requisite service period	3 years	3 years
Performance Shares | Annual Incentive Plan 2017
Units
Awarded (in shares)	2,100,000
Restricted Stock | iZettle
Units
Awarded (in shares)	742,335
Restricted Stock Units (RSUs) And Performance Shares
Weighted Average Grant-Date Fair Value (per share)
Aggregate intrinsic value of vested restricted stock units	$ 1,400	$ 519	$ 378